INCOME TAXES (Schedule Of Corporate Income Tax Rate By Jurisdiction) (Details)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	25.00%		24.00%	25.00%
Australia [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	30.00%
Canada [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	15.00%	[1]
Germany [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	28.00%
Hong Kong [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	16.50%
Japan [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	39.60%
Spain [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	30.00%
Unites States / Internal Revenue Service [Member]
Income Tax Applicable Tax Rates [Line Items]
Corporate income tax rate	35.00%	[1]

[1]	Federal